SCHEDULE OF ADVANCES TO SUPPLIERS (Details) ¥ in Millions	Jun. 30, 2023 USD ($)	May 08, 2023 USD ($)	May 08, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Advances to suppliers	$ 172,311			$ 58,236
Motor Controller [Member]
Advances to suppliers	14,249			14,982
Sauna Room [Member]
Advances to suppliers	$ 158,062	$ 158,062	¥ 1.1	$ 43,254